Cover	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2023
Entity File Number	001-41030
Entity Registrant Name	Apeiron Capital Investment Corp.
Entity Central Index Key	0001849011
Entity Tax Identification Number	86-1963522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 Federal Street
Entity Address, Address Line Two	Suite 875
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	279-0045
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false